Significant accounting policies, Asset impairment (Details)	Dec. 31, 2018
EMEA [Member]
Cash-generating units [Abstract]
Growth rate	0.00%
EMEA [Member] | Bottom of Range [Member]
Cash-generating units [Abstract]
Discount rate	4.00%
EMEA [Member] | Top of Range [Member]
Cash-generating units [Abstract]
Discount rate	6.00%
North America [Member]
Cash-generating units [Abstract]
Growth rate	0.00%
North America [Member] | Bottom of Range [Member]
Cash-generating units [Abstract]
Discount rate	5.00%
North America [Member] | Top of Range [Member]
Cash-generating units [Abstract]
Discount rate	6.00%
South America [Member]
Cash-generating units [Abstract]
Growth rate	0.00%
South America [Member] | Bottom of Range [Member]
Cash-generating units [Abstract]
Discount rate	5.00%
South America [Member] | Top of Range [Member]
Cash-generating units [Abstract]
Discount rate	7.00%